Loss Per Share - Antidilutive securities excluded from computation of earnings per share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	573,559,135	230,533,235	94,096,998
Share options
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	112,649,035	94,349,035	94,096,998
Warrants Equity Classified
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	460,910,100	136,184,200	0
Warrants Liability Classified
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	0	0	0